UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-03495

DWS Money Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	6/30

Date of reporting period:	6/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

Daily Assets Fund Institutional

Annual Report

to Shareholders

June 30, 2012

Contents
4 Portfolio Management Review
8 Investment Portfolio
23 Statement of Assets and Liabilities
24 Statement of Operations
25 Statement of Changes in Net Assets
26 Financial Highlights
27 Notes to Financial Statements
32 Report of Independent Registered Public Accounting Firm
33 Information About Your Fund's Expenses
34 Tax Information
35 Summary of Management Fee Evaluation by Independent Fee Consultant
39 Board Members and Officers
44 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review (Unaudited)

Market Overview

All performance information below is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dbadvisorsliquidity.com/US for the fund's most recent month-end performance. The 7-day current yield refers to the income paid by the fund over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Yields fluctuate and are not guaranteed.

Over the fund's most recent 12-month period ended June 30, 2012, money markets continued to respond to alternating degrees of perceived risk in the global financial markets, with short-term rates rising or falling slightly in response to the current state of the European sovereign debt crisis. Early in the period, Standard & Poor's decided to downgrade U.S. debt from AAA to AA+. However, the United States' role as a perceived "safe haven" for fixed-income investors worldwide has remained unchanged. During the first quarter of 2012, extraordinary efforts by the European Central Bank to ensure adequate funding access at low rates for the Continent's major banks momentarily reassured investors and led to a significant rally in global financial markets. However, in May we saw another dramatic "flight to quality," as worries concerning Greece's upcoming elections and continuingly worsening conditions for Spanish and Italian banks led global and domestic investors to abandon risk assets. At the close of the period, agreements among European leaders for more meaningful steps toward fiscal union managed to temporarily calm the investment markets.

Positive Contributors to Fund Performance

We were able to maintain a competitive yield for the fund during the period. Given the ongoing economic and market uncertainty, we continued to hold a large percentage of portfolio assets in short-maturity instruments for yield, high-quality and liquidity purposes. We are also maintaining a conservative average maturity, with fund assets broadly diversified among a number of sectors, including banks, asset-backed commercial paper, corporate issues, and sovereign and U.S. government debt. In addition, we are focused on more favorable geographical areas for money market investment, such as Canada, Australia, Scandinavia and Japan.

Portfolio Performance (as of June 30, 2012)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price.

	7-Day Current Yield
June 30, 2012	.24	%*
June 30, 2011	.13	%*

* The investment advisor has agreed to voluntarily waive fees/reimburse expenses. This waiver may be changed or terminated at any time without notice.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of the fund's shares outstanding. Please call the Service Center at (800) 730-1313 for the fund's most current yield information.

Negative Contributors to Fund Performance

The types of securities that we were investing in tended to have lower yields than issues carrying more risk. We preferred to be cautious during a time of market uncertainty. In the end this cost the fund some yield, but we believe that this represented a prudent approach to preserving principal.

"Given the ongoing economic and market uncertainty, we continued to hold a large percentage of portfolio assets in short maturity instruments for yield, high-quality and liquidity purposes."

Outlook and Positioning

The U.S. Federal Reserve Board (the Fed) has recently stated that it intends to keep short-term rates near zero at least through late 2014 in order to keep positive momentum going for the U.S. economy. The main headwind to improved economic and financial market prospects continues to come from uncertainty over the European sovereign debt crisis. With several European countries facing austerity measures, some parts of Europe are already in recession. Market participants are urgently wishing for concrete and permanent solutions to the European crisis to encourage further global economic progress and reduce financial market uncertainty. Within the United States, we continue to foresee an artificially low interest rate environment because of declining money market supply, a large number of money market issues maturing with principal needing to be reinvested, and continued strong demand from investors seeking principal stability and safety. At present, we believe that the main risk to U.S. growth comes from the impending "fiscal cliff" (significant tax hikes and spending cuts that will occur in early 2013 unless Congress takes action to head them off).

We continue our insistence on the highest credit quality within the fund. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the fund and to seek competitive yield for our shareholders.

Portfolio Management Team

A group of investment professionals is responsible for the day-to-day management of the fund. These investment professionals have a broad range of experience managing money market funds.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

Credit quality measures a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations, such as AAA, AA and so forth. The lower the rating, the higher the probability of default. Credit quality does not remove market risk and is subject to change.

Sovereign debt is debt that is issued by a national government.

Asset-backed securities are secured by a specified pool of underlying assets (such as a loan or accounts receivable originated by banks).

Commercial paper is an unsecured debt instrument that is issued by a corporation, typically for the purpose of financing inventories or other short-term liabilities.

Investment Portfolio as of June 30, 2012
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 10.1%
Banco del Estado de Chile:
0.37%, 7/5/2012	49,000,000	49,000,000
0.44%, 7/20/2012	25,000,000	25,000,000
0.45%, 7/25/2012	20,000,000	20,000,000
China Construction Bank Corp.:
0.4%, 7/25/2012	15,000,000	15,000,000
0.4%, 8/1/2012	14,000,000	14,000,000
0.47%, 7/3/2012	17,500,000	17,500,000
0.51%, 7/10/2012	15,000,000	15,000,000
DZ Bank:
0.3%, 8/21/2012	40,000,000	40,000,000
0.33%, 8/23/2012	41,800,000	41,800,000
Export Development Canada, 144A, 0.335%, 5/23/2013	5,000,000	5,000,000
Industrial & Commercial Bank of China:
0.35%, 8/3/2012	18,500,000	18,500,000
0.4%, 7/30/2012	20,000,000	20,000,000
0.4%, 8/1/2012	15,000,000	15,000,000
0.6%, 7/16/2012	40,000,000	40,003,496
Mizuho Corporate Bank Ltd.:
0.18%, 7/17/2012	40,000,000	40,000,000
0.23%, 7/20/2012	30,000,000	30,000,000
Nordea Bank Finland PLC:
0.28%, 9/18/2012	20,000,000	19,998,681
0.6%, 7/30/2012	28,550,000	28,550,684
Rabobank Nederland NV, 0.35%, 8/16/2012	27,500,000	27,500,351
Skandinaviska Enskilda Banken AB:
0.25%, 8/3/2012	40,000,000	40,000,000
0.27%, 7/24/2012	40,000,000	40,000,000
0.47%, 7/18/2012	10,000,000	10,001,038
0.47%, 7/20/2012	15,000,000	15,000,000
0.47%, 7/20/2012	10,000,000	10,000,000
0.49%, 8/23/2012	37,996,000	37,996,000
Standard Chartered Bank:
0.32%, 8/17/2012	25,000,000	25,000,652
0.35%, 9/28/2012	50,000,000	50,000,000
Total Certificates of Deposit and Bank Notes (Cost $709,850,902)		709,850,902

Collateralized Mortgage Obligation 0.6%
The Superannuation Members Home Loan Programme, "A1", Series 2012-1, 0.644%*, 3/20/2013 (Cost $40,500,000)	40,500,000	40,500,000
Commercial Paper 36.5%
Issued at Discount** 32.5%
Alpine Securitization, 144A, 0.25%, 7/25/2012	25,500,000	25,495,750
Antalis U.S. Funding Corp., 144A, 0.25%, 7/2/2012	39,354,000	39,353,727
ASB Finance Ltd., 0.58%, 7/12/2012	15,000,000	14,997,342
Autobahn Funding Co., LLC:
144A, 0.27%, 7/9/2012	10,000,000	9,999,400
144A, 0.5%, 9/14/2012	14,500,000	14,484,896
BNZ International Funding Ltd., 144A, 0.58%, 7/12/2012	15,000,000	14,997,342
Coca-Cola Co., 0.23%, 9/5/2012	34,550,000	34,535,431
Collateralized Commercial Paper Co., LLC:
0.25%, 7/26/2012	54,000,000	53,990,625
0.3%, 8/1/2012	70,000,000	69,981,917
0.45%, 10/16/2012	67,500,000	67,409,719
DBS Bank Ltd., 144A, 0.52%, 8/9/2012	17,500,000	17,490,142
Erste Abwicklungsanstalt:
0.385%, 9/10/2012	45,000,000	44,965,831
0.52%, 12/4/2012	47,000,000	46,894,093
0.54%, 11/9/2012	25,000,000	24,950,875
0.57%, 1/8/2013	21,700,000	21,634,376
0.58%, 10/18/2012	12,500,000	12,478,049
0.64%, 9/28/2012	15,000,000	14,976,267
0.68%, 8/13/2012	20,000,000	19,983,756
0.7%, 1/11/2013	17,500,000	17,433,986
0.72%, 9/4/2012	6,000,000	5,992,200
0.74%, 8/13/2012	39,250,000	39,215,307
0.8%, 8/13/2012	5,000,000	4,995,222
0.83%, 8/2/2012	45,000,000	44,966,800
General Electric Capital Corp.:
0.23%, 7/13/2012	50,000,000	49,996,167
0.24%, 7/23/2012	40,000,000	39,994,133
0.34%, 10/22/2012	25,000,000	24,973,319
Hannover Funding Co., LLC:
0.223%, 8/3/2012	10,000,000	9,995,417
0.499%, 8/7/2012	17,000,000	16,991,264
0.5%, 7/16/2012	10,000,000	9,997,917
0.5%, 8/3/2012	41,211,000	41,192,112
0.5%, 8/17/2012	7,000,000	6,995,431
0.5%, 8/24/2012	17,133,000	17,120,150
0.55%, 7/5/2012	25,000,000	24,998,472
Kells Funding LLC:
144A, 0.45%, 10/5/2012	50,000,000	49,940,000
144A, 0.54%, 10/1/2012	32,500,000	32,455,150
144A, 0.58%, 9/20/2012	5,000,000	4,993,475
144A, 0.58%, 11/2/2012	10,000,000	9,980,022
144A, 0.58%, 11/13/2012	15,000,000	14,967,375
144A, 0.59%, 8/23/2012	50,000,000	49,956,569
144A, 0.62%, 10/15/2012	50,000,000	49,908,722
144A, 0.65%, 8/3/2012	10,000,000	9,994,042
144A, 0.67%, 8/20/2012	50,000,000	49,953,472
144A, 0.68%, 8/21/2012	50,000,000	49,951,833
Kreditanstal Fuer Wiederaufbau, 144A, 0.225%, 7/13/2012	20,000,000	19,998,500
National Australia Funding (Delaware), Inc., 144A, 0.2%, 8/8/2012	15,000,000	14,996,833
Nieuw Amsterdam Receivables Corp.:
144A, 0.225%, 7/19/2012	30,000,000	29,996,625
144A, 0.23%, 7/20/2012	30,000,000	29,996,358
Nordea North America, Inc., 0.59%, 8/15/2012	38,000,000	37,971,975
NRW.Bank:
0.26%, 8/1/2012	60,000,000	59,986,567
0.295%, 8/20/2012	25,000,000	24,989,757
0.315%, 9/6/2012	10,000,000	9,994,138
0.37%, 9/25/2012	70,000,000	69,938,128
Oversea-Chinese Banking Corp., Ltd., 0.42%, 10/10/2012	50,000,000	49,941,083
Regency Markets No. 1 LLC, 144A, 0.2%, 7/12/2012	10,000,000	9,999,358
SBAB Bank AB:
144A, 0.47%, 8/29/2012	25,000,000	24,980,743
144A, 0.48%, 9/5/2012	10,000,000	9,991,200
144A, 0.5%, 8/8/2012	20,000,000	19,989,444
144A, 0.51%, 8/1/2012	10,000,000	9,995,608
144A, 0.51%, 9/17/2012	22,000,000	21,975,690
144A, 0.55%, 9/25/2012	50,000,000	49,934,306
144A, 0.58%, 7/3/2012	8,000,000	7,999,742
Skandinaviska Enskilda Banken AB:
0.485%, 7/11/2012	50,000,000	49,993,264
0.5%, 8/23/2012	25,000,000	24,981,597
Societe Generale North America, Inc., 0.2%, 7/2/2012	124,000,000	123,999,311
Standard Chartered Bank:
0.28%, 7/2/2012	50,000,000	49,999,611
0.36%, 10/9/2012	64,500,000	64,435,500
Starbird Funding Corp., 144A, 0.2%, 7/2/2012	26,321,000	26,320,854
Victory Receivables Corp.:
144A, 0.2%, 7/5/2012	10,000,000	9,999,778
144A, 0.2%, 7/13/2012	63,009,000	63,004,799
144A, 0.22%, 7/27/2012	15,000,000	14,997,617
Westpac Banking Corp.:
0.55%, 8/1/2012	42,000,000	41,980,108
0.56%, 8/14/2012	35,000,000	34,976,044
White Point Funding, Inc., 144A, 0.51%, 8/29/2012	33,232,000	33,204,224
Windmill Funding Corp., 144A, 0.25%, 7/2/2012	21,773,000	21,772,849
		2,287,919,706
Issued at Par 4.0%
ASB Finance Ltd.:
144A, 0.665%*, 4/30/2013	73,000,000	73,000,000
144A, 0.688%*, 2/1/2013	25,000,000	24,997,047
Australia & New Zealand Banking Group Ltd., 144A, 0.295%*, 11/26/2012	35,000,000	34,999,925
BNZ International Funding Ltd., 144A, 0.646%*, 5/9/2013	22,000,000	22,000,000
Kells Funding LLC, 144A, 0.575%*, 1/17/2013	20,000,000	20,000,000
Westpac Banking Corp.:
144A, 0.525%*, 10/26/2012	85,000,000	85,000,000
144A, 0.55%*, 4/26/2013	25,000,000	25,000,000
		284,996,972
Total Commercial Paper (Cost $2,572,916,678)		2,572,916,678

Short-Term Notes* 17.5%
Bank of Nova Scotia:
0.38%, 12/14/2012	65,000,000	65,000,000
0.546%, 12/11/2012	37,500,000	37,500,000
0.668%, 10/1/2012	50,000,000	50,021,802
Bayerische Landesbank, 0.305%, 11/23/2012	20,000,000	20,000,000
Canadian Imperial Bank of Commerce:
0.485%, 4/26/2013	35,700,000	35,700,000
0.515%, 2/7/2013	95,000,000	95,000,000
0.52%, 4/26/2013	75,000,000	75,000,000
Commonwealth Bank of Australia:
144A, 0.5%, 3/1/2013	95,000,000	95,000,000
144A, 0.615%, 11/26/2012	15,000,000	15,007,553
JPMorgan Chase Bank NA, 0.527%, 12/7/2012	80,000,000	80,000,000
National Australia Bank Ltd.:
0.295%, 10/29/2012	10,000,000	10,000,000
0.5%, 3/8/2013	50,000,000	50,000,000
Nordea Bank Finland PLC, 0.867%, 9/13/2012	32,500,000	32,516,009
Queensland Treasury Corp., 0.5%, 11/19/2012	72,000,000	72,000,000
Rabobank Nederland NV:
0.392%, 8/16/2012	40,000,000	40,000,000
0.567%, 12/21/2012	65,000,000	65,000,000
144A, 0.605%, 8/16/2014	26,000,000	26,000,000
0.615%, 5/7/2013	50,000,000	50,000,000
0.623%, 1/23/2013	30,000,000	30,000,000
0.669%, 10/12/2012	85,000,000	85,000,000
Royal Bank of Canada, 0.55%, 6/13/2013	22,500,000	22,500,000
Sumitomo Mitsui Banking Corp., 0.34%, 3/15/2013	38,000,000	38,000,000
Svenska Handelsbanken AB: 144A, 0.426%, 8/7/2012	40,000,000	40,000,000
144A, 0.547%, 10/5/2012	50,000,000	50,017,143
Westpac Banking Corp., 0.33%, 7/11/2012	50,000,000	50,000,000
Total Short-Term Notes (Cost $1,229,262,507)		1,229,262,507

Supranational 0.5%
International Bank for Reconstruction & Development, 0.3%*, 7/25/2012 (Cost $39,000,000)	39,000,000	39,000,000

Municipal Bonds and Notes 13.5%
Alabama, Wells Fargo Stage Trust, Series 82C, 144A, 0.19%***, 9/1/2028, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,745,000	7,745,000
Alaska, Eclipse Funding Trust, 144A, 0.16%***, 10/1/2014, LIQ: U.S. Bank NA, LOC: U.S. Bank NA	23,290,000	23,290,000
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-644, 144A, AMT, 0.43%***, 7/1/2041, LIQ: Bank of America NA	14,400,000	14,400,000
Blount County, TN, Public Building Authority, Local Government Public Improvement, City of Alcoa, Series E-5-B, 0.19%***, 6/1/2042, LOC: Branch Banking & Trust	25,310,000	25,310,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.21%***, 5/15/2030, LIQ: State Street Bank & Trust Co.	20,400,000	20,400,000
California, State Health Facilities Financing Authority Revenue, Series 74C, 144A, 0.19%***, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,810,000	5,810,000
California, State Kindergarten, Series B1, 0.16%***, 5/1/2034, LOC: Citibank NA	9,200,000	9,200,000
California, Statewide Communities Development Authority Revenue, LA County Museum Art, Series B, 0.14%***, 12/1/2037, LOC: Union Bank NA	9,850,000	9,850,000
Colorado, Health Facilities Authority Revenue, Fraiser Meadows Community Project, 0.16%***, 6/1/2038, LOC: JPMorgan Chase Bank NA	14,000,000	14,000,000
Denver, CO, Public Schools Certificates of Participation, Series A-1, 0.17%***, 12/15/2037, INS: AGMC, LOC: JPMorgan Chase Bank NA	7,720,000	7,720,000
Florida, Higher Educational Facilities Financial Authority Revenue, Ringling College of Art & Design, Inc., 0.15%***, 3/1/2038, LOC: PNC Bank NA	6,585,000	6,585,000
Georgia, Municipal Electric Authority, Project No. 1, Series B, 0.17%***, 1/1/2048, LOC: Bank of Tokyo-Mitsubishi UFJ	29,500,000	29,500,000
Gwinnett County, GA, Development Authority Revenue, Nilhan Hospitality LLC, Recovery Zone Facility, 0.15%***, 1/1/2043, LOC: U.S. Bank NA	7,000,000	7,000,000
Hawaii, Wells Fargo State Trust, Series 6C, 144A, 0.19%***, 7/1/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	8,820,000	8,820,000
Illinois, BB&T Municipal Trust, Series 5001, 144A, 0.27%***, 6/1/2020, LIQ: Rabobank Nederland, LOC: Rabobank International	9,770,000	9,770,000
Illinois, State Finance Authority Revenue, Carle Foundation, Series E, 0.17%***, 2/15/2033, LOC: JPMorgan Chase Bank NA	33,900,000	33,900,000
Indiana, State Finance Authority Environmental Revenue, Duke Energy Indiana, Inc. Project, Series A-3, 0.2%***, 12/1/2039, LOC: Mizuho Corporate Bank	15,425,000	15,425,000
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series K, 0.19%***, 3/1/2033, LOC: JPMorgan Chase Bank NA	15,440,000	15,440,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.19%***, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
Kentucky, State Higher Education Student Loan Corp. Revenue, Series A-3, 0.3%***, 6/1/2038, LOC: Bank of America NA, State Street Bank & Trust Co.	13,200,000	13,200,000
Kentucky, Wells Fargo Stage Trust Various States, Series 66C, 144A, 0.19%***, 5/1/2034, LIQ: Wells Fargo Bank NA	29,995,000	29,995,000
Lansing, MI, Wells Fargo State Trust, Series 71C, 144A, 0.19%***, 7/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	11,980,000	11,980,000
Long Island, NY, Power Authority:
Series C, 0.14%***, 5/1/2033, LOC: Barclays Bank PLC	55,000,000	55,000,000
Series 3A, 0.17%***, 5/1/2033, LOC: JPMorgan Chase Bank NA	30,500,000	30,500,000
Manheim Township, PA, School District, Series E-28, 144A, 0.18%***, 12/12/2014, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	6,840,000	6,840,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Suburban Hospital, 0.15%***, 7/1/2029, LOC: PNC Bank NA	10,290,000	10,290,000
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Contract Assistance, Series A5, 0.15%***, 1/1/2039, SPA: Barclays Bank PLC	47,745,000	47,745,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.18%***, 3/1/2039, LOC: TD Bank NA	4,835,000	4,835,000
Miami-Dade County, FL, Industrial Development Authority, Badia Spices, Inc., 0.34%***, 7/1/2032, LOC: Northern Trust Co.	5,375,000	5,375,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.21%***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	19,095,000	19,095,000
Minnesota, State Office of Higher Education Revenue, Supplemental Student Loan Program:
Series B, AMT, 0.16%***, 12/1/2043, LOC: U.S. Bank NA	7,500,000	7,500,000
Series A, AMT, 0.16%***, 10/1/2046, LOC: U.S. Bank NA	12,500,000	12,500,000
Series B, AMT, 0.16%***, 10/1/2046, LOC: State Street Bank & Trust Co.	17,000,000	17,000,000
Mississippi, State Development Bank Special Obligation, Series B, 0.28%***, 10/1/2031, LOC: Bank of America NA	15,000,000	15,000,000
Missouri, State Health & Educational Facilities Authority, SSM Health Care Corp., Series E, 0.14%***, 6/1/2045, LOC: PNC Bank NA	17,495,000	17,495,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.18%***, 12/1/2040, LOC: HSBC Bank U.S.A. NA	4,990,000	4,990,000
Napa, CA, Sanitation District, Certification of Participation, Series A, 0.15%***, 8/1/2028, LOC: Wells Fargo Bank NA	355,000	355,000
New Hampshire, State Health & Education Facilities Authority Revenue, Frisbie Memorial Hospital, 0.17%***, 10/1/2013, LOC: TD Bank NA	2,740,000	2,740,000
New York, Eagle Tax-Exempt Trust, "A", Series 2009-0047, 144A, 0.18%***, 6/15/2035, LIQ: Citibank NA	8,475,000	8,475,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 30020-I, 144A, 0.23%***, 3/15/2040, LIQ: Citibank NA	12,000,000	12,000,000
New York, State Housing Finance Agency, Affordable Housing Revenue, Clinton Park Phase II, Series B, 0.2%***, 11/1/2049, LOC: Wells Fargo Bank NA	8,250,000	8,250,000
New York, Triborough Bridge & Tunnel Authority Revenues, Series A-1, 0.14%***, 11/1/2035, LOC: CA Public Employees Retirement System	11,500,000	11,500,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, Lenoir Memorial Hospital Project, 144A, 0.19%***, 4/1/2036, LOC: Branch Banking & Trust	2,820,000	2,820,000
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.23%***, 8/1/2014, LIQ: Citibank NA	50,000,000	50,000,000
Nuveen Investment Quality Municipal Fund, Inc., Series 1-2118, AMT, 0.3%***, 5/1/2041, LIQ: Barclays Bank PLC	20,000,000	20,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.22%***, 9/1/2036, SPA: State Street Bank & Trust Co.	15,095,000	15,095,000
Pennsylvania, RBC Municipal Products, Inc. Trust, Series E-22, 144A, 0.18%***, 12/1/2038, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	14,955,000	14,955,000
Port of Portland, OR, Special Obligation Revenue, Horizon Air Industries, Inc. Project, AMT, 0.18%***, 6/15/2027, LOC: Bank of America NA	17,300,000	17,300,000
San Jose, CA, Financing Authority Lease Revenue, TECP, 0.5%, 9/19/2012, LOC: State Street Bank & Trust Co., California State Teachers Retirement System	14,227,000	14,227,000
Shelby County, AL, Board of Education, Capital Outlay Warrants, Series 114C, 144A, 0.19%***, 2/1/2041, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	10,270,000	10,270,000
St. James Parish, LA, Pollution Control Revenue, Texaco Project, Series A, 0.14%***, 7/1/2012, GTY: Chevron Corp.	30,430,000	30,430,000
Texas, General Obligation, Series II-C, 0.21%***, 6/1/2029, SPA: JPMorgan Chase Bank NA	15,580,000	15,580,000
Texas, Lower Neches Valley Authority, Industrial Developement Corp., Exxon Mobil Project, Series B, AMT, 0.14%***, 11/1/2029	19,200,000	19,200,000
Texas, State General Obligation, "A", 144A, 0.18%***, 4/1/2029, LIQ: Citibank NA	17,370,000	17,370,000
Texas, Tax & Revenue Anticipation Notes, Series 3946, 144A, 0.18%***, 8/30/2012, LIQ: JPMorgan Chase & Co.	28,000,000	28,000,000
Texas, Veterans Land, 0.21%***, 12/1/2026, SPA: JPMorgan Chase Bank NA	6,900,000	6,900,000
Texas, Wells Fargo Stage Trust, Series 5C, 144A, 0.19%***, 3/1/2043, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	12,500,000	12,500,000
University of California, Series Z-1, 0.18%***, 7/1/2041	27,300,000	27,300,000
Washington, Wells Fargo Stage Trust, Series 80C, 144A, 0.19%***, 1/1/2035, LIQ: Wells Fargo Bank NA	9,770,000	9,770,000
West Virginia, Economic Development Authority Revenue, Morgantown Energy, AMT, 0.19%***, 4/1/2027, LOC: Union Bank NA	12,600,000	12,600,000
Total Municipal Bonds and Notes (Cost $948,637,000)		948,637,000

Government & Agency Obligations 9.3%
Other Government Related (a) 0.0%
European Investment Bank, 0.63%, 7/13/2012	2,587,000	2,586,457
U.S. Government Sponsored Agencies 3.4%
Federal Home Loan Bank:
0.17%, 1/23/2013	20,000,000	19,997,367
0.18%, 11/21/2012	26,500,000	26,499,705
0.19%, 2/27/2013	22,500,000	22,493,541
0.2%, 11/19/2012	13,500,000	13,502,196
0.23%, 4/25/2013	22,500,000	22,500,000
0.17%*, 11/18/2013	5,000,000	4,997,302
0.24%, 9/26/2012	15,000,000	15,001,297
0.25%, 3/28/2013	23,500,000	23,496,790
0.34%*, 4/5/2013	20,000,000	19,998,448
0.34%*, 4/12/2013	20,000,000	19,998,419
Federal Home Loan Mortgage Corp.:
0.092%**, 7/11/2012	10,000,000	9,999,722
3.5%, 5/29/2013	23,000,000	23,684,008
Federal National Mortgage Association:
0.139%**, 1/2/2013	11,000,000	10,992,086
0.158%**, 10/1/2012	10,000,000	9,995,911
		243,156,792
U.S. Treasury Obligations 5.9%
U.S. Treasury Notes:
0.375%, 8/31/2012	70,825,000	70,851,483
0.625%, 7/31/2012	142,000,000	142,058,829
1.375%, 10/15/2012	82,500,000	82,791,151
1.375%, 11/15/2012	20,000,000	20,093,612
1.375%, 1/15/2013	42,500,000	42,768,540
3.375%, 11/30/2012	15,000,000	15,199,350
4.0%, 11/15/2012	40,000,000	40,570,935
		414,333,900
Total Government & Agency Obligations (Cost $660,077,149)		660,077,149

Time Deposit 0.3%
National Australia Bank Ltd., 0.08%, 7/2/2012 (Cost $19,501,238)	19,501,238	19,501,238

Repurchase Agreements 10.9%
BNP Paribas, 0.19%, dated 6/29/2012, to be repurchased at $241,003,816 on 7/2/2012 (b)	241,000,000	241,000,000
Citigroup Global Markets, Inc., 0.18%, dated 6/27/2012, to be repurchased at $69,002,760 on 7/5/2012 (c)	69,000,000	69,000,000
Credit Suisse Securities (U.S.A.) LLC, 0.42%, dated 6/12/2012, to be repurchased at $66,026,950 on 7/17/2012 (d)	66,000,000	66,000,000
JPMorgan Securities, Inc, 0.22%, dated 6/29/2012, to be repurchased at $25,000,458 on 7/2/2012 (e)	25,000,000	25,000,000
JPMorgan Securities, Inc., 0.2%, dated 6/29/2012, to be repurchased at $80,001,333 on 7/2/2012 (f)	80,000,000	80,000,000
Merrill Lynch & Co., Inc., 0.14%, dated 6/29/2012, to be repurchased at $28,746,252 on 7/2/2012 (g)	28,745,917	28,745,917
Merrill Lynch & Co., Inc., 0.18%, dated 6/29/2012, to be repurchased at $258,003,870 on 7/2/2012 (h)	258,000,000	258,000,000
Total Repurchase Agreements (Cost $767,745,917)		767,745,917

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $6,987,491,391)+	99.2	6,987,491,391
Other Assets and Liabilities, Net	0.8	53,292,609
Net Assets	100.0	7,040,784,000

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2012.

+ The cost for federal income tax purposes was $6,987,491,391.

(a) Government-backed debt issued by financial companies or government sponsored enterprises.

(b) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,013,284	Federal Home Loan Mortgage Corp.	5.0	3/1/2037	15,125,264
103,745,147	Federal National Mortgage Association	3.5-4.0	3/1/2027- 3/1/2042	111,021,562
111,265,312	Government National Mortgage Association	3.5-6.0	2/15/2040- 2/20/2042	120,897,901
Total Collateral Value				247,044,727

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
49,657,907	Federal Home Loan Mortgage Corp.	2.488-5.227	9/1/2036- 7/1/2042	52,627,702
17,081,062	Federal National Mortgage Association	2.476-2.809	4/1/2042- 6/1/2042	17,805,292
Total Collateral Value				70,432,994

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
8,695,000	Brocade Communications Systems, Inc.	6.875	1/15/2020	9,565,103
4,002,000	Credit Suisse AG	1.157-5.86	5/15/2017	3,790,236
60,000	Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	1/2/2023	29,125
16,364,000	El Paso Pipeline Partners Operating Co., LLC	7.5	11/15/2040	21,144,142
4,590,000	Embarq Corp.	7.995	6/1/2036	4,869,615
2,048,000	ING Capital Funding Trust III	4.061	9/30/2012	1,639,035
3,242,000	Lam Research Corp.	0.5	5/15/2016	3,069,904
299,000	Mead Corp.	7.55	3/1/2047	327,276
458,000	Pioneer Natural Resources Co.	3.95-7.2	7/15/2022-1/15/2028	475,765
1,655,000	Tennessee Gas Pipeline Co., LLC	7.625	4/1/2037	2,090,015
16,205,000	Toll Brothers Finance Corp.	5.875	2/15/2022	17,524,957
300,000	Westvaco Corp.	7.95-9.75	6/15/2020-2/15/2031	372,880
2,732,931	Weyerhaeuser Co.	7.125	7/15/2023	3,082,113
Total Collateral Value				67,980,166

(e) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,001,319	Nelnet Student Loan Trust	Zero Coupon	6/25/2035	3,793,194
27,738,675	SLM Student Loan Trust	0.718-0.738	12/15/2032-12/15/2039	22,207,948
Total Collateral Value				26,001,142

(f) Collateralized by $76,537,608 Federal National Mortgage Association, with various coupon rates from 2.605-5.347%, with various maturity dates of 1/1/2033-6/1/2041 with a value of $81,601,589.

(g) Collateralized by $28,759,000 U.S. Treasury Note, 1.25%, maturing on 3/15/2014 with a value of $29,320,909.

(h) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
95,634,175	Federal Home Loan Mortgage Corp.	3.5-4.0	3/1/2042- 4/1/2042	101,059,972
150,174,929	Federal National Mortgage Association	3.5-6.5	1/1/2033- 6/1/2042	164,680,028
Total Collateral Value				265,740,000

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

INS: Insured

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (i)	$—	$6,219,745,474	$—	$6,219,745,474
Repurchase Agreements	$—	$767,745,917	$—	$767,745,917
Total	$—	$6,987,491,391	$—	$6,987,491,391

There have been no transfers between Level 1 and Level 2 fair value measurements during the year ended June 30, 2012.

(i) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2012
Assets
Investments: Investments in non-affiliated securities, valued at amortized cost	$6,219,745,474
Repurchase agreements, valued at amortized cost	767,745,917
Total investments in securities, valued at amortized cost	6,987,491,391
Receivable for investments sold	51,846,000
Interest receivable	3,568,563
Other assets	49,168
Total assets	7,042,955,122
Liabilities
Cash overdraft	1,059
Distributions payable	1,424,163
Accrued Trustees' fees	36,768
Other accrued expenses and payables	709,132
Total liabilities	2,171,122
Net assets, at value	$7,040,784,000
Net Assets Consist of
Undistributed net investment income	101,677
Accumulated net realized gain (loss)	(9,529)
Paid-in capital	7,040,691,852
Net assets, at value	$7,040,784,000
Net Asset Value
Net Asset Value, offering and redemption price per share ($7,040,784,000 ÷ 7,040,691,862 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended June 30, 2012
Investment Income
Income: Interest	$23,101,236
Expenses: Management fee	7,521,169
Administration fee	7,521,169
Services to shareholders	47,355
Custodian fee	99,862
Professional fees	114,881
Reports to shareholders	35,904
Trustees' fees and expenses	263,527
Other	283,660
Total expenses before expense reductions	15,887,527
Expense reductions	(8,191,798)
Total expenses after expense reductions	7,695,729
Net investment income (loss)	15,405,507
Net realized gain (loss) from investments	(9,529)
Net increase (decrease) in net assets resulting from operations	$15,395,978

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended June 30,
Increase (Decrease) in Net Assets	2012	2011
Operations: Net investment income (loss)	$15,405,507	$22,687,965
Net realized gain (loss) from investments	(9,529)	133,179
Net increase (decrease) in net assets resulting from operations	15,395,978	22,821,144
Distribution to shareholders from: Net investment income	(15,405,513)	(22,669,985)
Net realized gains	(340,000)	—
Total distributions	(15,745,513)	(22,669,985)
Fund share transactions: Proceeds from shares sold	18,771,391,021	23,283,953,251
Reinvestment of distributions	—	94,631
Payments for shares redeemed	(19,687,114,536)	(22,645,207,708)
Net increase (decrease) in net assets from Fund share transactions	(915,723,515)	638,840,174
Increase (decrease) in net assets	(916,073,050)	638,991,333
Net assets at beginning of period	7,956,857,050	7,317,865,717
Net assets at end of period (including undistributed net investment income of $101,677 and $308,504, respectively)	$7,040,784,000	$7,956,857,050
Other Information
Shares outstanding at beginning of period	7,956,415,377	7,317,575,203
Shares sold	18,771,391,021	23,283,953,251
Shares issued to shareholders in reinvestment of distributions	—	94,631
Shares redeemed	(19,687,114,536)	(22,645,207,708)
Net increase (decrease) in Fund shares	(915,723,515)	638,840,174
Shares outstanding at end of period	7,040,691,862	7,956,415,377

The accompanying notes are an integral part of the financial statements.

Financial Highlights
	Years Ended June 30,
	2012	2011	2010	2009	2008
Selected Per Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations: Net investment income	.002	.002	.003	.017	.044
Net realized gain (loss)	(.000 )*	.000 *	.000 *	.000 *	.000 *
Total from investment operations	.002	.002	.003	.017	.044
Less distributions from: Net investment income	(.002)	(.002)	(.003)	(.017)	(.044)
Net realized gains	(.000 )*	—	(.000 )*	—	—
Total distributions	(.002)	(.002)	(.003)	(.017)	(.044)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return (%)a	.21	.24	.26	1.72	4.45
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7,041	7,957	7,318	6,133	5,646
Ratio of expenses before expense reductions (%)	.21	.21	.22	.21	.21
Ratio of expenses after expense reductions (%)	.10	.11	.14	.12	.06
Ratio of net investment income (%)	.20	.24	.25	1.60	4.23
a Total return would have been lower had certain expenses not been reduced. * Less than $.0005 per share.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Daily Assets Fund Institutional (the "Fund") is a diversified series of DWS Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund is the successor to Daily Assets Fund Institutional, a series of DWS Institutional Funds (the "Predecessor Fund"). On November 1, 2011, the Predecessor Fund transferred all of its assets and liabilities to the Trust, while retaining the same fund name. The transaction had no material effect on an investment in the Fund. All financial and other information contained herein for periods prior to November 1, 2011, is that of the Predecessor Fund.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodial bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund's claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

At June 30, 2012, the Fund had $9,529 of short-term post-enactment losses, which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of June 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distributions of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

At June 30, 2012, the Fund's components of distributable earnings (accumulated losses) on a tax basis are as follows:
Undistributed ordinary income*	$1,525,840
Capital loss carryforwards	$(9,529)

During the years ended June 30, 2012 and June 30, 2011, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended June 30,
	2012	2011
Distributions from ordinary income*	$15,745,513	$22,669,985

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from July 1, 2011 through September 30, 2012, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.18% of the Fund's average daily net assets.

In addition, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.11% for the period from July 1, 2011 through July 27, 2011, 0.08% for the period from July 28, 2011 through September 6, 2011, 0.09% for the period from September 7, 2011 through October 11, 2011, 0.10% for the period from October 12, 2011 through April 2, 2012, 0.12% for the period from April 3, 2012 through June 14, 2012, 0.08% for the period from June 15, 2012 through June 17, 2012 and 0.12% for the period from June 18, 2012 through June 30, 2012. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the year ended June 30, 2012, the fee pursuant to the Investment Management Agreement aggregated $7,521,169, all of which was waived, resulting in an annual effective rate of 0.00% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended June 30, 2012, the Administration Fee was $7,521,169, of which $670,484 was waived and $580,134 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the year ended June 30, 2012, the amount charged to the Fund by DISC aggregated $145, all of which was waived.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended June 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $20,129, of which $6,017 was unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

C. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2012.

D. Ownership of the Fund

At June 30, 2012, 98% of the outstanding shares of the Fund were held by other affiliated DWS funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Money Market Trust and Shareholders of Daily Assets Fund Institutional:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Daily Assets Fund Institutional (the "Fund'') at June 30, 2012 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements'') are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Boston, Massachusetts August 27, 2012	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2012 to June 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2012 (Unaudited)
Actual Fund Return
Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,001.20
Expenses Paid per $1,000*	$.55
Hypothetical 5% Fund Return
Beginning Account Value 1/1/12	$1,000.00
Ending Account Value 6/30/12	$1,024.32
Expenses Paid per $1,000*	$.55

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratio
Daily Assets Fund Institutional	.11%

For more information, please refer to the Fund's prospectus.

Tax Information (Unaudited)

A total of 4% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund as of June 30, 2012. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the Board of one or more DWS funds now overseen by the Board.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen	Other Directorships Held by Board Member
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (Chairman of Education Committee); formerly: Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	104	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Chairman of the Board, Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity); former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	104	—
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); The PBS Foundation; North Bennett Street School (Boston); former Directorships: Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	104	Lead Director, Becton Dickinson and Company2 (medical technology company); Lead Director, Belo Corporation2 (media company)
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization); former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		104	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2007)
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	104	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 2011)
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	104	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)	104
Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007), Independent Director of Barclays Bank Delaware (since September 2010)

William McClayton (1944) Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	104	—
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Washington College (2011 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Trustee, Pro Publica (charitable organization) (2007-2010); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to 2012)	104	Director, CardioNet, Inc.2 (health care) (2009- present); Director, Viasys Health Care2 (January 2007- June 2007)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	104	Trustee, Sun Capital Advisers, Inc. (22 open-end mutual funds advised by Sun Capital Advisers, Inc.) (since 1998)
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets U.S. Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	104	—
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, National Horizon, Inc. (non-profit organization); Director and Treasurer, The Phoenix Boys Choir Association	107	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
W. Douglas Beck, CFA6 (1967) President, 2011-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds and Head of Product Management, U.S. for DWS Investments; formerly, Executive Director, Head of Product Management (2002-2006) and President (2005-2006) of the UBS Funds at UBS Global Asset Management; Co-Head of Manager Research/Managed Solutions Group, Merrill Lynch (1998-2002)

John Millette7 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Melinda Morrow6 (1970) Vice President, May 2012-present	Director3, Deutsche Asset Management
Paul Antosca7 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Jack Clark7 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso6 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management
Robert Kloby6 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.
For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at www.sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 www.dws-investments.com (800) 621-1148
CUSIP Number	23337T 862
Fund Number	538

Notes

Deutsche Asset Management

A Member of the Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

814ANN

(R-028300-1 8/12)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DAILY ASSETS FUND INSTITUTIONAL
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended June 30,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2012	$40,188	$0	$0	$0
2011	$40,188	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended June 30,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2012	$0	$56,300	$0
2011	$0	$0	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended June 30,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2012	$0	$56,300	$0	$56,300
2011	$0	$0	$0	$0

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***
PwC advised the Fund's Audit Committee that it had identified one matter that it determined could be inconsistent with the SEC's auditor independence rules (Rule 2-01(c) of Regulation S-X). As part of a "Global Migration Support" engagement in which PwC's UK network affiliate ("PwC-UK") provided assistance to Deutsche Bank ("DB") with respect to processing internship applications for DB employees seeking short term assignments with DB in the UK, PwC-UK paid application fees on behalf of DB for six applicants at 170 pounds each (1,020 pounds in total).  PwC advised the Committee that it believes that this matter did not affect its objectivity or its impartial judgment in conducting its audit and issuing a report on the financial statements of the Fund as the Fund's independent auditor and confirmed its independence under the SEC’s auditor independence rules. In reaching this conclusion, PwC noted that the engagement team was not aware of the payment of the application fees by PwC-UK and that DB reimbursed PwC-UK for the fees.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 27, 2012